Investments - Real estate and other investments included on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Limited partnerships and similar investments accounted for using the equity method	$ 595	$ 385
Directly owned real estate	136	160
Other investments	953	763
Other Investments
Investment [Line Items]
Other investments	72	70
Collateralized Loan Obligations
Investment [Line Items]
Other investments	$ 150	$ 148